S000040393 [Member] Expense Example, No Redemption - Columbia Variable Portfolio - Commodity Strategy Fund	Dec. 31, 2025 USD ($)
Columbia Variable Portfolio - Commodity Strategy Fund Class 1
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 75
Expense Example, No Redemption, 3 Years	253
Expense Example, No Redemption, 5 Years	446
Expense Example, No Redemption, 10 Years	1,005
Columbia Variable Portfolio - Commodity Strategy Fund Class 2
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	100
Expense Example, No Redemption, 3 Years	331
Expense Example, No Redemption, 5 Years	581
Expense Example, No Redemption, 10 Years	$ 1,298